Preferred Stock - Narrative (Detail) - Series A Preferred Stock [Member] - $ / shares	Mar. 31, 2015	Sep. 30, 2014	Aug. 18, 2014
Class of Stock [Line Items]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Share price (in dollars per share)	$ 10.00	$ 10.00
Second Lien Lenders [Member]
Class of Stock [Line Items]
Series A preferred stock issued (in shares)			70
ASOF [Member]
Class of Stock [Line Items]
Series A preferred stock issued (in shares)			55
Phoenix [Member]
Class of Stock [Line Items]
Series A preferred stock issued (in shares)			15